Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of estimated useful lives of intangible assets

Developed technology	7-10 years
License and in-process research and development intangible assets	10 years
Software, trade names and others	3-10 years
Customer relationship	8 years
Supplier relationship	3 years

Schedule of estimated useful lives

Computers, electrical equipment and production machinery	1-5 years
Office equipment, furniture and others	1-10 years
Building	20 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Summary of movements of the allowance for doubtful accounts

	For the Year Ended December 31,
	2020	2021
	RMB	RMB
Beginning balance	784	7,089
Allowance arisen from business combination	—	6,623
Additional allowance for credit losses, net of recoveries	6,305	15,498
Ending balance	7,089	29,210